RELATED PARTY DISCLOSURE (Tables)	3 Months Ended
Mar. 31, 2022
Related party [Abstract]
Schedule of related party transactions
The following table presents the related party transactions included in the interim condensed consolidated statements of operations and comprehensive loss:

	Three Months Ended March 31,
	2021	2022
Purchases from: *
SMP	$17	$13

Other transactions with:
SMP (reimbursement of expenses and contribution of tools)	$11	$10